OPERATING LEASES AND FUTURE COMMITMENTS - Future minimum payments required under operating leases, severance and employment agreements and service agreements (Details)	Dec. 31, 2014 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2015	$ 807,814
2016	820,302
2017	208,268
2018	$ 852
thereafter
Total	$ 1,837,236